Financial Result and Exchange Gains(Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial result and exchange gains/(losses) [Abstract]
Interest income	$ 138,740	$ 92,962	$ 24,741
Net gain on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	18,769	14,424	2,924
Financial income	157,509	107,386	27,665
Net loss on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	0	(2)	(1,713)
Other financial expense	(2,464)	(904)	(2,193)
Financial expense	(2,464)	(906)	(3,906)
Realized exchange (losses)/gains	(5,444)	29	(3,743)
Unrealized exchange (losses)/gains	(42,767)	14,044	(28,989)
Exchange (losses)/gains	$ (48,211)	$ 14,073	$ (32,732)